Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 02, 2017
Supplement [Text Block]	dbxetf1_SupplementTextBlock

July 17, 2018

DBX ETF TRUST

Xtrackers MSCI Latin America Pacific Alliance ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated October 2, 2017, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the Fund’s unitary management fee to 0.45% of the Fund’s average daily net assets. The reduction in the unitary management fee for the Fund is effective immediately.

Accordingly, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “ Xtrackers MSCI Latin America Pacific Alliance ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.45	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.45

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.55% to 0.45% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers MSCI Latin America Pacific Alliance ETF—Fees and Expenses—Example”:

1 Year	3 Years
$46	$144

Xtrackers MSCI Latin America Pacific Alliance ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf1_SupplementTextBlock

July 17, 2018

DBX ETF TRUST

Xtrackers MSCI Latin America Pacific Alliance ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated October 2, 2017, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the Fund’s unitary management fee to 0.45% of the Fund’s average daily net assets. The reduction in the unitary management fee for the Fund is effective immediately.

Accordingly, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “ Xtrackers MSCI Latin America Pacific Alliance ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.45	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.45

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.55% to 0.45% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers MSCI Latin America Pacific Alliance ETF—Fees and Expenses—Example”:

1 Year	3 Years
$46	$144

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective July 17, 2018, the Fund's management fee was reduced from 0.55% to 0.45% of the Fund's average daily net assets.
Xtrackers MSCI Latin America Pacific Alliance ETF | Xtrackers MSCI Latin America Pacific Alliance ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	$ 144

[1]	Effective July 17, 2018, the Fund's management fee was reduced from 0.55% to 0.45% of the Fund's average daily net assets.